Share Capital (Stock Options) (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of options outstanding | shares	2,766,377	3,924,851
Granted (in shares) | shares	471,177	481,449
Exercised (in shares) | shares	(1,006,149)	(1,424,916)
Forfeited (in shares) | shares		(215,007)
Number of options outstanding | shares	2,231,405	2,766,377
Weighted average exercise price of share options outstanding (CAD$)	$ 9.32	$ 8.32
Weighted average exercise price of share options granted (CAD$)	16.07	14.10
Weighted average exercise price of share options exercised (CAD$)	7.94	8.01
Weighted average exercise price of share options expired (CAD$)		10.40
Weighted average exercise price of share options outstanding (CAD$)	11.37	9.32
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	$ 22.92	$ 16.82